Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 1,949		$ 2,222		$ 9,285		$ 8,664
Unrealized holding (losses) gains on securities available for sale
Unrealized holding (losses) gains on securities available for sale						(667)		(224)
Tax effect						243		38
Net of tax amount						(424)		(186)
Pension liability
Pension liability						83		(53)
Tax effect						(31)		21
Net of tax amount						52		(32)
Reclassification adjustment for actuarial (gains) for unfunded pension liability
Income		(19)	[1]	(26)	[1]	(160)	[2]	(266)	[2]
Tax effect		7	[3]	11	[3]	62	[4]	106	[4]
Net of tax amount		(12)		(15)		(98)		(160)
Total other comprehensive (loss) income		51		315		(470)		(378)
Comprehensive income		2,000		2,537		$ 8,815		$ 8,286
Unrealized holding gains (losses) on securities available for sale		181		519
Tax effect		69		189
Net of tax amount		112		330
Reclassification adjustment for gains included in income on securities available for sale		82		0
Tax effect	[3]	33		0
Net of tax amount		$ 49		$ 0

[1]	Included in salaries and employee benefits expense on the consolidated statements of income
[2]	Included in salaries and employee benefits expense on the consolidated statements of income
[3]	Included in income taxes on the consolidated statements of income
[4]	Included in income taxes on the consolidated statements of income